As filed with the Securities and Exchange Commission on March 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8977

Genworth Financial Asset Management Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

800.238.0810
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments		December 31, 2010
Genworth Financial Contra Fund
(Unaudited)

CONTRACTS		VALUE
PURCHASED OPTIONS* - 94.55%
	Russell 2000 Index
1,700	Put Expiration: March, 2011, Exercise Price: $760.00	$4,505,000
200	Put Expiration: March, 2011, Exercise Price: $780.00	672,000
	S&P 500 Index
3,700	Put Expiration: March, 2011, Exercise Price: $1,200.00	8,103,000
1,900	Put Expiration: March, 2011, Exercise Price: $1,225.00	5,348,500
	Total Purchased Options (Cost $31,970,900)	18,628,500
SHARES
SHORT TERM INVESTMENTS - 15.03%
Money Market Funds - 15.03%
2,961,853	Goldman Sachs Financial Square Funds-Government Fund, 0.02%**	2,961,853
	Total Short Term Investments (Cost $2,961,853)	2,961,853
	Total Investments - 109.58% (Cost $34,932,753***)	21,590,353
	Liabilities in Excess of Other Assets - (9.58)%	(1,887,900)
	TOTAL NET ASSETS - 100.00%	$19,702,453

* All options are exchange-traded options and are executed through the Chicago Board Options Exchange.
**Rate listed is 7-day yield.
***Aggregate cost for Federal income tax purposes is $21,590,353.
Percentages are stated as a percent of net assets.

Schedule of Options Written			December 31, 2010

CONTRACTS			VALUE
WRITTEN OPTIONS
	Russell 2000 Index
1,800	Put Expiration: March, 2011, Exercise Price: $600.00		$585,000
	S&P 500 Index
5,200	Put Expiration: March, 2011, Exercise Price: $975.00		1,261,000
	Total Written Options (Premiums Received $3,937,500)		$1,846,000

	The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows***:

	Cost of investments	$21,590,353
	Gross unrealized appreciation	0
	Gross unrealized depreciation	0
	Net unrealized appreciation	$0

***	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
The Trust has adopted fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010 :

	Level 1	Level 2	Level 3	Total
Purchased Options	$ 18,628,500	$ -	$ -	$ 18,628,500
Short Term Investments	2,961,853	-	-	2,961,853

Total Investments in Securities	$ 21,590,353	$ -	$ -	$ 21,590,353

Other Financial Instruments*
Options Written	$ 1,846,000	$ -	$ -	$ 1,846,000

* Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are reflected at market value.

Derivative Instruments and Hedging Activities
The Trust has adopted derivative instruments disclosure standards in order to enable investors to understand how and why the Trust used derivatives, how derivatives are accounted for, and how derivative instruments affect the Trust's results of operations and financial position.

The Contra Fund uses exchange-traded stock index options to provide protection against severe and sustained declines in the value of the equity allocation of certain assets managed by Genworth Financial Wealth Management, Inc. ("GFWM") for its private advisory clients. As the funds investment advisor, GFWM analyzes various mutual funds and securities owned by certain of its private advisory clients and performs a statistical analysis of the return characteristics of these securities at the individual-security and/or portfolio level. This periodic analysis of securities may include a review of actual holdings or recommendations for client accounts.

Based on this analysis, GFWM determines a composite performance benchmark, which it calls the Equity Hedging Benchmark. GFWM then instructs the Fund's sub-advisor of the nature, timing, and performance expectations related to and associated with this equity Hedging Benchmark. The sub-advisor uses a quantitative and qualitative investment process to select investments designed to provide protection against severe and sustained declines in the performance of the broad-based equity market beyond predetermined levels as reflected by the Equity Hedging Benchmark. As a result of these hedging investment techniques, when the value of the broad-based equity market significantly decreases over a sustained period, the value of your investment in the Fund generally will increase. If the broad-based equity market increases, the value of your investment generally will decrease.

The Fund held, on occasion, a combination of put and call options, including long and short positions, for the purpose of managing the Fund’s net sensitivity to price changes in the Equity Hedging Benchmark. This occured during periods of high market volatility which impacts the relative efficiency of long-only put-based hedging strategies. Volatility may drive up the price of put options relative to call options, for example, in which case call options may be used in conjunction with put options to seek to reduce the overall expense of pursuing the Fund’s objective.

The risk of using options includes the possibility that the investment results achieved by the Fund may not produce the desired hedge, thereby failing to achieve the original purpose for using the options. Transactions within the Fund may result in significant volatility and the potential for significant loss in Fund value. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration.

Balance Sheet - Values of Derivative Instruments as of December 31, 2010

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts - Options	Investments, at value	$18,628,500	Options written, at value	$1,846,000
Total		$18,628,500		$1,846,000

The average monthly market value of purchased and written options during the period ended December 31, 2010 were as follows:

		Genworth Financial Contra Fund
Purchased Options		$ 21,036,167
Written Options		$ (970,333)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Genworth Financial Asset Management Funds

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date       02/28/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date       02/28/2011

By (Signature and Title)              /s/ Starr E. Frohlich
Starr E. Frohlich
Principal Financial Officer/Treasurer

Date       02/28/2011